DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

February 3, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Short-Term Municipal Bond Fund (the “Fund”), a series of Deutsche DWS Municipal Trust (the “Trust”) (Reg. Nos. 002-57139; 811-02671)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 116 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on January 27, 2022.

Any comments or questions on this filing should be directed to the undersigned at (904) 520-5290.

Very truly yours,

/s/ Lauren Ryan

Lauren Ryan

Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.